Derivative liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedges, Liabilities [Abstract]
Derivative liabilities	Derivative LiabilitiesIn connection with the $373.8 million of convertible securities issued in 2019, the Corporation determined that certain of the conversion and redemption features were embedded derivatives and were bifurcated from the host instrument and accounted for as embedded derivative instruments. In connection with the convertible securities, the Corporation recognized a capital contribution of $44.8 million during the nine months ended September 30, 2021. This capital contribution of $44.8 million was recorded as an increase in additional paid in capital as the notes were issued to affiliates of the Corporation. The Corporation recognized a gain of $68.1 million and $87.5 million from activity related to derivative liabilities in connection with the convertible securities during the three and nine months ended September 30, 2020, respectively, which was recognized in gain on derivative in the Condensed Consolidated Statements of Operations and Comprehensive Loss. Upon the completion of the Business Combination with SCH on January 7, 2021, the derivative balance was extinguished as of January 7, 2021. See Note 3 (Business Combination), Note 5 (Fair Value Measurements), and Note 9 (Notes and Securities Payable) for additional information.	Derivative liabilitiesIn connection with the $373.8 million convertible securities issued in 2019, the Corporation determined that certain of the conversion and redemption features were embedded derivatives which have been bifurcated from the host instrument and accounted for as embedded derivative instruments. The Corporation recognized a $93.8 million gain during the year ended December 31, 2020 and a $138.6 million loss related to derivative liabilities during the year ended December 31, 2019. The aggregate loss was recognized in (gain) loss on derivative in the Consolidated Statements of Operations and Comprehensive Loss. The fair value of embedded derivatives was $44.8 million at December 31, 2020, and $138.6 million at December 31, 2019, and is included as derivative liabilities in the Corporation’s Consolidated Balance Sheets. See Note 5 (Fair value measurements) and Note 13 (Notes and securities payable) for additional information.